STRATEGIC AGREEMENTS (Details)				1 Months Ended			3 Months Ended	12 Months Ended	32 Months Ended	35 Months Ended	56 Months Ended
	Apr. 28, 2023 USD ($)	Feb. 27, 2023 USD ($)	Aug. 09, 2021 USD ($)	Aug. 31, 2025 USD ($)	Feb. 28, 2023 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jan. 31, 2023 USD ($)	Jan. 12, 2022 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Milestone payments receivable upon achievement of net sales							$ 450,000,000	$ 450,000,000	$ 450,000,000	$ 450,000,000	$ 450,000,000
Milestone payments upon achieving certain criteria, exceeding annual net sales							$ 100,000,000	100,000,000
Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds													$ 20,000,000
Additional consideration receivable												$ 5,000,000
Option Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for licensing agreements		$ 250,000		$ 1,000,000	$ 250,000	$ 1,000,000
Payments for licensing agreements, percent used for development of compounds (percent)						50
VYN201 License Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for licensing agreements			$ 500,000
Milestone payments upon achieving certain criteria, maximum			$ 15,750,000
Milestone payments upon achieving certain criteria, Paid or accrued								$ 1,800,000			$ 1,800,000
Royalty payments, percentage one			5.00%
Royalty payments, percentage two			7.50%
Royalty payments, percentage three			10.00%
VYN 202 License Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments for licensing agreements	$ 3,750,000								$ 2,300,000	$ 2,300,000
Milestone payments upon achieving certain criteria, maximum	$ 43,750,000
Royalty payments, percentage one	5.00%
Royalty payments, percentage two	7.50%
Royalty payments, percentage three	10.00%
Milestone payments upon achieving certain criteria, paid				1,000,000
Accrual amount				$ 4,000,000